Prospectus Supplement	dated December 31, 2006 to:

PUTNAM VT UTILITIES GROWTH AND INCOME FUND Prospectuses dated April 30, 2006

In the section “Who manages the fund?” the table entry with respect to Putnam VT Utilities Growth and Income Fund (to the extent that this prospectus offers this fund) in the table showing the investment management team members who coordinate the management of the fund’s portfolio is replaced with the following:

PUTNAM VT UTILITIES GROWTH AND INCOME FUND
Global Equity Research and Core Fixed-Income Teams

	Joined
Portfolio Leader	Fund	Employer	Positions Over Past Five Years

Michael Yogg	2000	Putnam Management	Analyst and Sector Team Leader, Global Equity Research Team
		1997 – Present	Previously, Associate Director, Global Equity Research Team;
			Analyst
	Joined
Portfolio Members	Fund	Employer	Positions Over Past Five Years

Stephen Burgess	2006	Putnam Management	Analyst
		2006 – Present
		Gartmore Investment	Analyst
		Management
		Prior to October 2006
Kevin Murphy	2003	Putnam Management	Team Leader, High Grade Credit
		1999 – Present	Previously, Investment Strategist

			HV-5867

240376 12/06